401(k) and ProfitSharing Plan	12 Months Ended
Dec. 31, 2021
401(k) and ProfitSharing Plan
Note 16. 401(k) and Profit-Sharing Plan

Note 16.  401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements.  The pension expense was $692,804 and $648,405 for 2021 and 2020, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.